Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

9.	RELATED PARTY TRANSACTIONS

Chief Executive Officer

Compensation to our Chief Executive Officer under the Professional Employment Agreement totaled $500,000 for the six months ended June 30, 2015.

Compensation to our Chief Executive Officer under the Professional Employment Agreement totaled $500,000 for the six months ended June 30, 2014. $444,977 was offset against common stock subscription.

Consulting Fees

During the six months ended June 30, 2015 and June 30, 2014 the Company incurred director fees totaling $12,500 and $0, respectively, to Gilmour & Company Pty Ltd. During the three months ended June 30, 2015 and June 30, 2014 the Company incurred director fees totaling $7,500 and $0, respectively, to Gilmour & Company Pty Ltd. Gilmour & Company Pty Ltd is owned by Ian Gilmour, a director of IEG Holdings Corporation.

During the six months ended June 30, 2015 and June 30, 2014 the Company incurred director fees totaling $12,500 and $0, respectively, to Matthew Banks. During the three months ended June 30, 2015 and June 30, 2014 the Company incurred director fees totaling $7,500 and $0, respectively, to Matthew Banks. Matthew Banks is a director of IEG Holdings Corporation.

During the six months ended June 30, 2015 and June 30, 2014 the Company incurred director fees totaling $12,500 and $0, respectively, to Harold Hansen. During the three months ended June 30, 2015 and June 30, 2014 the Company incurred director fees totaling $7,500 and $0, respectively, to Harold Hansen. Harold Hansen a director of IEG Holdings Corporation.

During the six months ended June 30, 2015 and June 30, 2014 the Company incurred director fees totaling $4,500 and $0 to Comms Watch Pty Ltd. During the three months ended June 30, 2015 and June 30, 2014 the Company incurred $0 director fees to Comms Watch Pty Ltd. Comms Watch Pty Ltd is owned by Damien Mathieson, the brother of our Chief Executive Officer.

During the six months ended June 30, 2015 and June 30, 2014 the Company incurred consulting fees totaling $190,414 and $160,975, respectively, to Clem Tacca and related entities. During the three months ended June 30, 2015 and June 30, 2014 the Company incurred consulting fees totaling $120,250 and $80,488, respectively, to Clem Tacca and related entities. Clem Tacca is a shareholder of IEG Holdings Corporation.

During the six months ended June 30, 2015 and June 30, 2014 the Company incurred consulting fees totaling $44,750 and $0, respectively, to Ascendant SC Pty Ltd. During the three months ended June 30, 2015 and June 30, 2014 the Company incurred consulting fees totaling $44,750 and $0, respectively, to Ascendant SC Pty Ltd. The $25,000 consulting fees incurred were offset as consideration for Series G Preferred Stock on June 19, 2015. Ascendant SC Pty Ltd is a shareholder of IEG Holdings Corporation.

During the six months ended June 30, 2015 and June 30, 2014 the Company incurred consulting fees totaling $249,500 and $150,473, respectively, to Frank Wilkie and related entities. During the three months ended June 30, 2015 and June 30, 2014 the Company incurred consulting fees totaling $171,000 and $150,473, respectively, to Frank Wilkie and related entities. $25,000 of the $249,500 consulting fees incurred in the six months ended June 30, 2015 was paid, with the remaining $224,500 offset as consideration for Series G Preferred Stock on June 19, 2015. Frank Wilkie is a shareholder of IEG Holdings Corporation.

10.	RELATED PARTY TRANSACTIONS

Chief Executive Officer

Compensation to our Chief Executive Officer under the Professional Employment Agreement totaled $1,300,000 for the year ended December 31, 2014. $1,000,000 was offset against common stock subscription and $85,989 was offset against preferred stock subscription. The balance of deferred salary amounted to $106,588 at December 31, 2014.

Compensation to our Chief Executive Officer under the Professional Employment Agreement totaled $1,000,000 for the year ended December 31, 2013. $1,000,000 was offset against common stock subscription, and $1,086,834 of deferred salary from prior periods was offset against common stock subscription and deposits on preferred shares.

Consulting Fees

During the years ended December 31, 2014 and December 31, 2013, the Company paid consulting fees totaling $29,538 and $17,524, respectively, to Gilmour & Company Pty Ltd. Gilmour & Company Pty Ltd is owned by Ian Gilmour, a director of IEG Holdings Corporation.

During the years ended December 31, 2014 and December 31, 2013, the Company paid consulting fees totaling $20,000 and $1,839, respectively, to Comms Watch Pty Ltd. Comms Watch Pty Ltd is owned by Damien Mathieson, the brother of our Chief Executive Officer.

During the years ended December 31, 2014 and December 31, 2013, the Company paid consulting fees totaling $321,951 and $335,000, respectively, to Clem Tacca and related entities. Clem Tacca is a shareholder of IEG Holdings Corporation.

During the years ended December 31, 2014 and December 31, 2013, the Company paid consulting fees totaling $150,473 and $35,258, respectively to Frank Wilkie and related entities. Frank Wilkie is a shareholder of IEG Holdings Corporation.

Rights Sale Agreement

Effective June 30, 2013, the Company entered into a Rights Sales Agreement, under which the Company acquired the Australian rights to conduct business throughout Australia, from IEG Holdings Limited ACN 131 987 838, its parent (until its shares were distributed to the ultimate shareholders of IEG Holdings Limited ACN 131 987 838).

The purchase price for the Rights Sales Agreement was $1,500,000 which was paid as follows:

Paid through advances to (payments to third parties made on behalf of) IEG Holdings Limited ACN 131 987 838	$1,074,937

Offset amounts owed from Company shareholders who are also creditors of IEG Holdings Limited ACN 131 987 838	$425,063

The cost of the Rights Sales Agreement was recorded as start-up cost in the statements of operations in accordance with ASC 720-15-25.